PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 974,000	$ 989,000	$ 1,412,000
Less: accumulated depreciation and amortization	(577,000)	(663,000)	(1,301,000)
Property and equipment, net	397,000	326,000	111,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	559,000	667,000	680,000
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	208,000	207,000	249,000
EV Chargers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 118,000	115,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 483,000